Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Fair Value on a Recurring Basis by Level within the Fair Value Hierarchy (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Assets:
Marketable Securities	$ 2,175,000	$ 250,000	$ 0
Investment under the fair value option	2,454,000	0
Total assets	3,302,000	250,000
Liabilities:
Total liabilities	124,387,000	24,521,000	165,619,000
Fair Value Option [Member]
Assets:
Investment under the fair value option	1,127,000
Level 3 [Member]
Liabilities:
Total liabilities		24,521,000	165,619,000	$ 0
February 2026 Warrants [Member]
Liabilities:
Total liabilities	124,387,000	24,521,000
February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	124,387,000	0
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Marketable Securities	2,175,000	250,000
Total assets	3,302,000	250,000
Liabilities:
Total liabilities	0	0	0
Fair Value, Recurring [Member] | Level 1 [Member] | Fair Value Option [Member]
Assets:
Investment under the fair value option	1,127,000
Fair Value, Recurring [Member] | Level 2 [Member]
Assets:
Marketable Securities	0	0
Total assets	0	0
Liabilities:
Total liabilities	0	0	0
Fair Value, Recurring [Member] | Level 3 [Member]
Assets:
Marketable Securities	0	0
Total assets	0	0
Liabilities:
Total liabilities	124,387,000	24,521,000	$ 165,619,000
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 1 [Member]
Liabilities:
Total liabilities	0	0
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 2 [Member]
Liabilities:
Total liabilities	0	0
Fair Value, Recurring [Member] | February 2026 Warrants [Member] | Level 3 [Member]
Liabilities:
Total liabilities	$ 124,387,000	$ 24,521,000